Schedule of Maturities of Long Term Debt (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
2024 (9 Months)	$ 6,911,996
2024	282,858	$ 5,748,343
2025	55,827	282,212
2026	13,884	55,827
Total	7,264,565	6,101,833
2027		15,451
Vehicles [Member]
Short-Term Debt [Line Items]
2024 (9 Months)	616,860
2024	282,858	819,788
2025	55,827	282,212
2026	13,884	55,827
Total	969,429	1,173,278
2027		15,451
Notes Payable [Member]
Short-Term Debt [Line Items]
2024 (9 Months)	57,902
2024		126,440
2025
2026
Total	57,902	126,440
2027
Notes Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
2024 (9 Months)	6,237,234
2024		4,802,115
2025
2026
Total	$ 6,237,234	4,802,115
2027